Property, Plant and Equipment, Useful Life (Details)	12 Months Ended
Dec. 31, 2013
Maximum [Member] | Developed Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Acquired Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Minimum [Member] | Developed Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Acquired Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years